Form N-1A Cover	Aug. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Prospectus Date	Dec. 18, 2024
Supplement to Prospectus [Text Block]
Neuberger Berman ETF Trust
Neuberger Berman Small-Mid Cap ETF
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 18, 2024, as amended and supplemented

This supplement describes important changes affecting Neuberger Berman Small-Mid Cap ETF (the “Fund”) effective immediately. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.

Reduction of the Fund’s Investment Advisory Fee Rate and Contractual Expense Limitation Arrangement: Effective immediately, for investment management services, the Fund pays NBIA a fee at the annual rate of 0.51% of the Fund’s average daily net assets.  Additionally, the Fund’s contractual expense limitation arrangement will be reduced, as described below. As a result, effective immediately:

(1)  The fee table and expense example included in the Fund’s Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

The date of this supplement is April 1, 2025.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

Neuberger Berman Small-Mid Cap ETF
Prospectus [Line Items]
Trading Symbol	NBSM